UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10335

Name of Fund: BlackRock New Jersey Municipal Income Trust (BNJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey — 121.9%
Corporate — 9.2%
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (a)(b)	$1,790	$125,282
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT (c):
7.00%, 11/15/30	3,450	3,462,938
7.20%, 11/15/30	2,000	2,007,540
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	1,500	1,674,690
Series B, 5.60%, 11/01/34	1,275	1,448,489
Salem County Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	2,400	2,656,608
		11,375,547
County/City/Special District/School District — 14.6%
Bergen County New Jersey Improvement Authority, Refunding RB, Fair Lawn Community Center, Inc. Project, 5.00%, 9/15/34	785	927,218
City of Margate City New Jersey, GO, Refunding, Improvement, 5.00%, 1/15/28	1,085	1,249,421
City of Perth Amboy New Jersey, GO, Refunding, CAB (AGM):
5.00%, 7/01/34	1,075	1,151,218
5.00%, 7/01/35	175	186,914
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	1,440	1,907,050
5.50%, 10/01/29	2,630	3,489,615
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC):
5.25%, 1/01/39	2,000	2,218,620
5.38%, 1/01/44	2,400	2,663,328
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	2,600	2,621,346
Union County Improvement Authority, RB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	1,515	1,716,707

		18,131,437

Education — 14.6%
New Jersey EDA, RB:
MSU Student Housing Project Provide, 5.88%, 6/01/42	1,500	1,706,190
	Par (000)	Value
Municipal Bonds
New Jersey (continued)
Education (concluded)
New Jersey EDA, RB (concluded):
School Facilities Construction, Series CC-2, 5.00%, 12/15/31	$1,525	$1,733,971
New Jersey Educational Facilities Authority, RB, Montclair State University, Series J, 5.25%, 7/01/38	580	656,885
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,230	3,560,687
Georgian Court University, Series D, 5.00%, 7/01/33	250	263,822
Kean University, Series A, 5.50%, 9/01/36	2,060	2,351,243
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	660	741,385
Ramapo College, Series B, 5.00%, 7/01/42	265	300,831
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	1,450	1,804,061
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	2,055	2,318,862
Series 1A, 5.00%, 12/01/25	530	588,337
Series 1A, 5.00%, 12/01/26	345	380,580
Series 1A, 5.25%, 12/01/32	500	553,225
New Jersey Institute of Technology, RB, Series A, 5.00%, 7/01/42	970	1,110,242

		18,070,321

Health — 17.1%
New Jersey EDA, RB:
First Mortgage, Lions Gate Project, Series A, 5.75%, 1/01/25	500	506,815
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	855	861,669
Masonic Charity Foundation Project, 5.50%, 6/01/31	875	876,470
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.75%, 11/01/24	4,050	4,148,091
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	1,790	1,867,972
New Jersey Health Care Facilities Financing Authority, RB (AGC):
Meridian Health, Series I, 5.00%, 7/01/38	740	797,846
Virtua Health, 5.50%, 7/01/38	1,250	1,389,038

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/37	$900	$1,114,164
AHS Hospital Corp., 6.00%, 7/01/41	1,045	1,285,068
Barnabas Health, Series A, 5.00%, 7/01/25	140	161,931
Barnabas Health, Series A, 5.63%, 7/01/32	580	658,068
Barnabas Health, Series A, 5.63%, 7/01/37	1,605	1,810,167
Kennedy Health System, 5.00%, 7/01/42	500	551,355
Meridian Health System Obligated Group Issue, 5.00%, 7/01/26	970	1,120,272
Robert Wood Johnson, 5.00%, 7/01/31	500	553,015
South Jersey Hospital, 5.00%, 7/01/46	1,650	1,709,021
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	1,750	1,837,115

		21,248,077

Housing — 10.0%
Middlesex County Improvement Authority, RB, AMT (Fannie Mae):
Administration Building Residential Project, 5.35%, 7/01/34	1,400	1,401,722
New Brunswick Apartments Rental Housing, 5.30%, 8/01/35	4,325	4,330,536
New Jersey State Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	1,185	1,281,222
M/F Housing, Series A, 4.55%, 11/01/43	1,540	1,603,926
S/F Housing, Series AA, 6.38%, 10/01/28	885	959,809
S/F Housing, Series AA, 6.50%, 10/01/38	1,005	1,044,074
S/F Housing, Series CC, 5.00%, 10/01/34	1,130	1,224,287
S/F Housing, Series X, AMT, 4.85%, 4/01/16	530	545,455

		12,391,031

State — 28.5%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 2.95%, 11/01/26 (d)	6,000	4,041,240
	Par (000)	Value
Municipal Bonds
New Jersey (continued)
State (concluded)
New Jersey EDA, RB:
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	$5,000	$5,930,700
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	1,365	1,704,639
School Facilities Construction, Series KK, 5.00%, 3/01/35	1,000	1,139,040
School Facilities Construction, Series KK, 5.00%, 3/01/38	785	893,471
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	3,000	3,477,030
New Jersey EDA, Refunding RB:
Cigarette Tax (AGM), 5.00%, 6/15/22	2,940	3,524,501
Cigarette Tax, 5.00%, 6/15/26	810	927,766
Cigarette Tax, 5.00%, 6/15/29	1,000	1,123,750
Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,998,025
School Facilities Construction, Series GG, 5.25%, 9/01/26	3,500	4,152,680
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,350	2,567,117
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/27	2,000	2,264,460
5.25%, 6/15/28	600	676,434

		35,420,853

Transportation — 25.2%
Delaware River Port Authority of Pennsylvania & New Jersey, RB, Series D, 5.00%, 1/01/40	800	892,960
New Jersey State Turnpike Authority, RB, Series E, 5.25%, 1/01/40	1,970	2,205,967
New Jersey State Turnpike Authority, Refunding RB:
Series B, 5.00%, 1/01/30	1,415	1,641,924
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AGM), 4.44%, 12/15/32 (d)	4,000	1,689,560
Series A, 6.00%, 6/15/35	4,135	5,050,117
Series A, 5.88%, 12/15/38	1,770	2,092,228
Series A, 6.00%, 12/15/38	945	1,126,516
Series A, 5.50%, 6/15/41	2,000	2,343,920
Series A (AGC), 5.50%, 12/15/38	1,000	1,153,890
Series B, 5.00%, 6/15/42	1,320	1,463,840

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2013	2

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, Special Project:
Series 6 AMT (NPFGC), 5.75%, 12/01/22	$6,000	$6,023,040
Series 8, 6.00%, 12/01/42	1,430	1,674,330
Port Authority of New York & New Jersey, Refunding RB, Consolidated 152nd Series, AMT, 5.75%, 11/01/30	1,750	2,036,212
South Jersey Transportation Authority, Refunding RB, Series A:
5.00%, 11/01/27	1,000	1,162,800
5.00%, 11/01/28	305	352,928
5.00%, 11/01/29	305	351,570

		31,261,802

Utilities — 2.7%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 4.23%, 9/01/33 (d)	2,000	853,760
Union County Utilities Authority, Refunding RB, New Jersey Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	2,185	2,504,731

		3,358,491

Total Municipal Bonds in New Jersey		151,257,559
__________________________
Puerto Rico — 10.8%
Housing — 3.4%
Puerto Rico Housing Finance Authority, RB, Mortgage-Backed Securities, Series B, AMT (Ginnie Mae), 5.30%, 12/01/28	2,095	2,102,856
Puerto Rico Housing Finance Authority, Refunding RB, Mortgage-Backed Securities, Series A (Ginnie Mae), 5.20%, 12/01/33	2,095	2,103,862

		4,206,718

State — 7.4%
Puerto Rico Public Buildings Authority, RB, CAB, Series D (AMBAC), 5.45%, 7/01/17 (e)	1,250	1,488,738
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.75%, 8/01/37	3,075	3,299,536
6.00%, 8/01/42	2,250	2,462,760
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C, 6.00%, 8/01/39	1,740	1,915,670

		9,166,704

Total Municipal Bonds in Puerto Rico		13,373,422

Total Municipal Bonds – 132.7%		164,630,981

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
New Jersey — 25.4%
Education — 1.4%
Rutgers State University of New Jersey, Refunding RB, Series F, 5.00%, 5/01/39	$1,499	$1,725,905

State — 5.5%
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/18 (e)	1,500	1,786,365
6.00%, 12/15/34	1,500	1,786,365
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 3/01/29 (g)	2,788	3,247,119

		6,819,849

Transportation — 13.4%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (g)	4,700	5,268,277
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGM) (AMBAC), 5.00%, 12/15/32	2,000	2,263,220
Series B, 5.25%, 6/15/36 (g)	2,500	2,856,350
Port Authority of New York & New Jersey, RB, Consolidated, 152nd Series, AMT, 5.00%, 10/15/41	3,495	3,925,444
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	2,039	2,245,996

		16,559,287

Utilities — 5.1%
Union County Utilities Authority, Refunding LRB, New Jersey Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	5,710	6,378,013

Total Municipal Bonds in New Jersey		31,483,054
__________________________
Puerto Rico — 1.0%
State — 1.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Senior Series C, 5.25%, 8/01/40	1,180	1,278,447

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 26.4%		32,761,501

Total Long-Term Investments (Cost – $181,790,652) – 159.1%		197,392,482

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2013	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)
		Shares Value

Short-Term Securities

BIF New Jersey Municipal Money Fund, 0.00% (h)(i)	545,343	$545,343

Total Short-Term Securities (Cost – $545,343) – 0.4%		545,343

		Value

Total Investments (Cost - $182,335,995*) – 159.5%		$197,937,825
Other Assets Less Liabilities – 2.5%		3,172,654
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (14.4)%		(17,901,170)
VMTP Shares, at Liquidation Value – (47.6)%		(59,100,000)

Net Assets Applicable to Common Shares – 100.0%		$124,109,309

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$164,458,369
	Gross unrealized appreciation	$17,254,387
	Gross unrealized depreciation	(1,666,688)
	Net unrealized appreciation	$15,587,699

Notes to Schedule of Investments
(a)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(b)	Non-income producing security.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(g)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from 6/15/19 to 9/01/20, is $7,518,064.
(h)	Investments in issuers considered to be an affiliate of the Trust during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income

BIF New Jersey Municipal Money Fund	2,329,356	(1,784,013)	545,343	$1

(i)	Represents the current yield as of report date.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
Fannie Mae	Federal National Mortgage Association
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2013	4

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)
•	Financial futures contracts as of April 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

(114)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	$15,202,969	$(154,321)

•	For Trust compliance purposes, the Trust's sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:
Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$197,392,482	—	$197,392,482
Short-Term Securities	$545,343	—	—	545,343
Total	$545,343	$197,392,482	—	$197,937,825
[1]	See above Schedule of Investments for values in each sector.
Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest Rate contracts	$(154,321)	—	—	$(154,321)
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2013	5

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Income Trust (BNJ)
Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$150,000	—	—	$150,000
Liabilities:
TOB trust certificates	—	$(17,891,757)	—	(17,891,757)
VMTP Shares	—	(59,100,000)	—	(59,100,000)
Total	$150,000	$(76,991,757)	—	$(76,841,757)

There were no transfers between levels during the period ended April 30, 2013.

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2013	6

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Income Trust

By:/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock New Jersey Municipal Income Trust

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock New Jersey Municipal Income Trust

Date: June 24, 2013

By:/s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock New Jersey Municipal Income Trust

Date: June 24, 2013